Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,	December 31,
	2018	2017
Deferred tax liabilities	$-	$-
Deferred tax asset
Net operating loss carryforward	6,230,296	5,043,944
Valuation allowance	(6,230,296)	(5,043,944)
Net deferred tax asset	-	-

Schedule of movement of valuation allowance
	December 31, 2018	December 31, 2017
At the beginning of the year	$5,043,944	$4,008,863
Acquisition of subsidiary	500,934	-
Current year addition	1,054,992	823,970
Expired	(74,735)	(61,411)
Exchange difference	(294,839)	272,522
At the end of the year	6,230,296	5,043,944

Schedule of reconciliation of income tax expense
	December 31,	December 31,	December 31,
	2018	2017	2016
Loss before income taxes	$(11,853,527)	$(6,810,454)	$(13,049,031)

Tax loss at the PRC statutory tax rate of 25%	(2,874,005)	(1,564,147)	(3,392,837)
Non-deductible items	5,013,636	6,637,818	1,701,180
Non-taxable items	(3,538,631)	(3,789,956)	(662,512)
Change in valuation allowance	1,054,992	823,970	2,159,518
Effect of different tax rates in other jurisdictions	17,221	410	6,015
Effect of 15% preferential rate for certain PRC subsidiaries	252,778	(2,108,095)	188,636
Income tax expense	(74,009)	-	-